Employee costs and numbers (Tables)	12 Months Ended
Dec. 31, 2025
Additional information [abstract]
Employee costs and average number of employees

			$ million
Employee costs	2025	2024	2023
Wages and salaries[a]	9,295	8,601	7,835
Social security costs	1,166	1,032	943
Share-based payments[b]	847	1,088	1,131
Pension and other post-employment benefit costs	448	519	370
	11,756	11,240	10,279

			2025			2024			2023
Average number of employees[c]	US	Non-US	Total	US	Non-US	Total	US	Non-US	Total
gas & low carbon energy	1,000	5,200	6,200	900	4,400	5,300	900	3,700	4,600
oil production & operations	3,300	6,000	9,300	3,300	5,700	9,000	3,100	5,500	8,600
customers & productsd e	27,100	43,700	70,800	27,500	38,000	65,500	19,500	36,300	55,800
other businesses and corporate	1,200	10,700	11,900	1,400	9,800	11,200	1,400	9,000	10,400
	32,600	65,600	98,200	33,100	57,900	91,000	24,900	54,500	79,400
aIncludes termination costs of $467 million (2024 $336 million and 2023 $96 million).
bThe group provides certain employees with shares and share options as part of their remuneration packages. The majority of these share-based payment arrangements are equity-settled.
cReported to the nearest 100.
dIncludes 38,900 (2024 40,700 and 2023 33,800) service station staff.
eIncludes 9,100 (2024 1,700 and 2023 0) agricultural, operational and seasonal workers in Brazil.